Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Capital Commitment [Line Items]
Total capital commitments	€ 22.7	€ 22.4
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	19.5	14.3
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 3.2	€ 8.1